Schedule of accrued expenses to related parties (Details) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Total	€ 78,172	€ 1,031,345	€ 861,578
San Raffaele Hospital (OSR) [Member]
Related Party Transaction [Line Items]
Total	4,415	128,188	413,935
Richard Slansky [Member]
Related Party Transaction [Line Items]
Total	10,043	243,101	116,738
Pierluigi Paracchi [Member]
Related Party Transaction [Line Items]
Total	46,678	336,000	175,254
Francesco Galimi [Member]
Related Party Transaction [Line Items]
Total	17,036
Carlo Russo [Member]
Related Party Transaction [Line Items]
Total		€ 324,055	€ 155,651